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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07324

Gardner Lewis Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.
The Law Office of John H. Lively & Associates, Inc.
A Member Firm of the 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:      (610) 558-2800

Date of fiscal year end:       October 31, 2010

Date of reporting period:     April 30, 2010

Item 1.	Reports to Stockholders.

The Chesapeake Core Growth Fund Semi-Annual Report April 30, 2010 (Unaudited)
Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P.	Ultimus Fund Solutions, LLC
285 Wilmington-West Chester Pike	P.O. Box 46707
Chadds Ford, Pennsylvania 19317	Cincinnati, Ohio 45246-0707
www.chesapeakefunds.com	1-800-430-3863

The Chesapeake Core Growth Fund vs S&P 500® Total Return Index
Sector Diversification
April 30, 2010 (Unaudited)

40%
35%
30%
25%
20%
15%
10%
5%
0%
(% of Net Assets)
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
Cash Equivalents
The Chesapeake Core Growth Fund
S&P 500® Total Return Index

Top Ten Holdings
April 30, 2010 (Unaudited)

Security Description	% of Net Assets
Apple, Inc.	4.2%
Bank of America Corp.	4.0%
Humana, Inc.	3.7%
MasterCard, Inc. - Class A	3.2%
Equinix, Inc.	3.1%
DIRECTV - Class A	2.9%
FedEx Corp.	2.7%
Urban Outfitters, Inc.	2.7%
Intel Corp.	2.6%
Teva Pharmaceutical Industries Ltd. - ADR	2.6%

2

The Chesapeake Core Growth Fund Schedule of Investments April 30, 2010 (Unaudited)
Common Stocks - 99.6%	Shares	Value
Consumer Discretionary - 17.4%
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	80,100	$5,654,259

Internet & Catalog Retail - 2.1%
Amazon.com, Inc. *	53,186	7,289,673

Media - 4.2%
DIRECTV - Class A *	282,558	10,237,076
Liberty Media Corp. - Starz - Series A *	82,805	4,586,569
		14,823,645
Multiline Retail - 1.6%
Dollar Tree, Inc. *	91,305	5,544,040

Specialty Retail - 7.9%
Best Buy Co., Inc.	128,725	5,869,860
J. Crew Group, Inc. *	114,470	5,319,421
TJX Cos., Inc. (The)	153,620	7,118,751
Urban Outfitters, Inc. *	249,055	9,342,053
		27,650,085
Consumer Staples - 1.5%
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	90,050	5,320,154

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	116,925	7,268,058
Chevron Corp.	67,005	5,456,887
		12,724,945
Financials - 10.6%
Capital Markets - 1.0%
Goldman Sachs Group, Inc. (The)	22,944	3,331,469

Commercial Banks - 2.4%
Wells Fargo & Co.	256,575	8,495,198

Diversified Financial Services - 5.5%
Bank of America Corp.	791,075	14,104,867
Citigroup, Inc. *	1,216,548	5,316,315
		19,421,182
Insurance - 1.7%
MetLife, Inc.	127,505	5,811,678

Health Care - 13.6%
Biotechnology - 3.3%
Celgene Corp. *	121,250	7,511,438
Human Genome Sciences, Inc. *	140,825	3,899,444
		11,410,882

3

The Chesapeake Core Growth Fund Schedule of Investments (Continued)
Common Stocks - 99.6% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
Health Care Providers & Services - 7.7%
Express Scripts, Inc. *	82,251	$8,235,793
Humana, Inc. *	283,405	12,957,276
WellPoint, Inc. *	108,500	5,837,300
		27,030,369
Pharmaceuticals - 2.6%
Teva Pharmaceutical Industries Ltd. - ADR	153,390	9,008,595

Industrials - 10.6%
Aerospace & Defense - 1.9%
Boeing Co., (The)	92,050	6,667,181

Air Freight & Logistics - 2.7%
FedEx Corp.	103,860	9,348,439

Industrial Conglomerates - 2.5%
McDermott International, Inc. *	321,600	8,815,056

Machinery - 2.0%
Danaher Corp.	83,150	7,007,882

Road & Rail - 1.5%
CSX Corp.	95,750	5,366,787

Information Technology - 36.8%
Communications Equipment - 4.8%
Brocade Communications Systems, Inc. *	582,170	3,778,283
QUALCOMM, Inc.	150,574	5,833,237
Research In Motion Ltd. *	104,302	7,425,260
		17,036,780
Computers & Peripherals - 6.4%
Apple, Inc. *	56,645	14,791,142
Hewlett-Packard Co.	145,575	7,565,533
		22,356,675
Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.	310,204	5,971,427

Internet Software & Services - 6.3%
eBay, Inc. *	283,635	6,753,349
Equinix, Inc. *	108,210	10,891,337
Google, Inc. - Class A *	8,471	4,451,002
		22,095,688
IT Services - 3.2%
MasterCard, Inc. - Class A	45,670	11,327,987

Semiconductors & Semiconductor Equipment - 6.7%
Intel Corp.	395,865	9,037,598
Lam Research Corp. *	158,230	6,416,226

4

The Chesapeake Core Growth Fund Schedule of Investments (Continued)
Common Stocks - 99.6% (Continued)	Shares	Value
Information Technology - 36.8% (Continued)
Semiconductors & Semiconductor Equipment - 6.7% (Continued)
Marvell Technology Group Ltd. *	382,190	$7,892,224
		23,346,048
Software - 7.7%
Activision Blizzard, Inc.	410,105	4,543,963
Adobe Systems, Inc. *	203,600	6,838,924
BMC Software, Inc. *	149,770	5,894,947
MICROS Systems, Inc. *	101,005	3,753,346
Oracle Corp.	229,450	5,928,988
		26,960,168
Materials - 3.7%
Chemicals - 1.6%
Lubrizol Corp.	63,770	5,760,982

Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc.	95,885	7,242,194

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
America Movil S.A.B. de C.V. - Series L - ADR	120,635	6,210,290

Total Common Stocks (Cost $296,835,094)		$349,029,758

Money Market Funds - 0.0%	Shares	Value
Evergreen Institutional Money Market Fund - Institutional Class, 0.02% (a) (Cost $277)	277	$277

Total Investments at Value - 99.6% (Cost $296,835,371)		$349,030,035

Other Assets in Excess of Liabilities - 0.4%		1,475,929

Total Net Assets - 100.0%		$350,505,964

ADR - American Depositary Receipt

*	Non-income producing security.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

5

The Chesapeake Core Growth Fund Statement of Assets and Liabilities April 30, 2010 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$296,835,371
At value (Note 1)	$349,030,035
Dividends receivable	52,118
Receivable for investment securities sold	10,555,471
Receivable for capital shares sold	301,247
Other assets	21,578
TOTAL ASSETS	359,960,449

LIABILITIES
Line of credit payable (Note 6)	5,758,000
Payable for investment securities purchased	2,889,458
Payable for capital shares redeemed	348,447
Payable to Advisor (Note 4)	218,198
Accrued compliance fees (Note 4)	4,315
Accrued distribution fees (Note 4)	143,500
Payable to administrator (Note 4)	34,980
Accrued Trustees’ fees (Note 3)	3,333
Other accrued expenses and liabilities	54,254
TOTAL LIABILITIES	9,454,485

NET ASSETS	$350,505,964

Net assets consist of:
Paid-in capital	$520,512,429
Accumulated net investment loss	(1,081,054)
Accumulated net realized losses from security transactions	(221,120,075)
Net unrealized appreciation on investments	52,194,664
NET ASSETS	$350,505,964

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	24,159,911

Net asset value, offering price and redemption price per share (Note 1)	$14.51

See accompanying notes to financial statements.

6

The Chesapeake Core Growth Fund Statement of Operations For the Six Months Ended April 30, 2010 (Unaudited)
INVESTMENT INCOME
Dividends	$1,450,632
Foreign withholding taxes on dividends	(5,434)
TOTAL INCOME	1,445,198

EXPENSES
Investment advisory fees (Note 4)	1,832,407
Distribution and service plan fees (Note 4)	458,100
Shareholder account maintenance fees	207,599
Administration fees (Note 4)	137,437
Transfer agent fees (Note 4)	40,298
Fund accounting fees (Note 4)	33,323
Postage and supplies	28,899
Compliance service fees (Note 4)	25,856
ICI membership fees	21,067
Registration fees	19,015
Professional fees	17,867
Custodian and bank service fees	17,764
Reports to shareholders	12,312
Interest expense (Note 6)	7,544
Trustees’ fees (Note 3)	7,400
Insurance expense	5,234
Other expenses	7,178
TOTAL EXPENSES	2,879,300
Fees waived by the Advisor (Note 4)	(306,131)
Fees paid indirectly through a directed brokerage arrangement (Note 5)	(46,917)
NET EXPENSES	2,526,252

NET INVESTMENT LOSS	(1,081,054)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(20,977,938)
Net change in unrealized appreciation/depreciation on investments	71,512,436

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	50,534,498

NET INCREASE IN NET ASSETS FROM OPERATIONS	$49,453,444

See accompanying notes to financial statements.

7

The Chesapeake Core Growth Fund Statements of Changes in Net Assets
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment loss	$(1,081,054)	$(641,402)
Net realized losses from security transactions	(20,977,938)	(184,745,676)
Net change in unrealized appreciation/depreciation on investments	71,512,436	190,010,970
Net increase in net assets from operations	49,453,444	4,623,892

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	26,590,492	102,103,060
Payments for shares redeemed	(76,354,405)	(258,170,584)
Net decrease in net assets from capital share transactions	(49,763,913)	(156,067,524)

TOTAL DECREASE IN NET ASSETS	(310,469)	(151,443,632)

NET ASSETS
Beginning of period	350,816,433	502,260,065
End of period	$350,505,964	$350,816,433

ACCUMULATED NET INVESTMENT LOSS	$(1,081,054)	$—

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,913,708	10,085,976
Shares redeemed	(5,391,152)	(25,826,087)
Net decrease in shares outstanding	(3,477,444)	(15,740,111)
Shares outstanding, beginning of period	27,637,355	43,377,466
Shares outstanding, end of period	24,159,911	27,637,355

See accompanying notes to financial statements.

8

The Chesapeake Core Growth Fund Financial Highlights
Per share data for a share outstanding throughout each period:

	Six Months Ended April 30, 2010 (Unaudited)		Years Ended October 31,
			2009		2008	2007	2006	2005
Net asset value at beginning of period	$12.69		$11.58		$21.69	$17.66	$16.88	$15.41

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.02)		(0.05)	(0.09)	(0.07)	(0.07)
Net realized and unrealized gains (losses) on investments	1.86		1.13		(9.25)	4.20	1.11	1.54
Total from investment operations	1.82		1.11		(9.30)	4.11	1.04	1.47

Less distributions:
From net realized gains on investments	—		—		(0.81)	(0.08)	(0.26)	—

Net asset value at end of period	$14.51		$12.69		$11.58	$21.69	$17.66	$16.88

Total return (a)	14.34%	(c)	9.59%		(44.45% )	23.38%	6.17%	9.54%

Net assets at end of period (000’s)	$350,506		$350,816		$502,260	$1,075,504	$792,284	$628,049

Ratio of gross expenses to average net assets (b)	1.57%	(d)	1.61%		1.42%	1.39%	1.42%	1.45%

Ratio of net expenses to average net assets (Notes 4 and 5)	1.38%	(d)	1.32%		1.39%	1.3%4	1.35%	1.35%

Ratio of net investment loss to average net assets	(0.59%	) (d)	(0.19%	)	(0.25% )	(0.46% )	(0.42% )	(0.51%	)

Portfolio turnover rate	36%	(c)	65%		69%	70%	83%	90%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)
Ratios were determined based on expenses prior to any reductions or refunds of advisory fees or distribution and service fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 4 and 5).

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

9

The Chesapeake Core Growth Fund Notes to Financial Statements April 30, 2010 (Unaudited)

1.  Organization and Significant Accounting Policies

The Chesapeake Core Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States.

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trust’s Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

10

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$349,029,758	$—	$—	$349,029,758
Money Market Funds	—	277	—	277
Total	$349,029,758	$277	$—	$349,030,035

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP and are recorded on the ex-dividend date. There were no distributions paid during the periods ended April 30, 2010 and October 31, 2009.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

11

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2010:

Cost of portfolio investments	$309,660,496
Gross unrealized appreciation	$59,058,548
Gross unrealized depreciation	(19,689,009)
Net unrealized appreciation	$39,369,539
Accumulated ordinary loss	(1,081,054)
Capital loss carryforwards	(184,982,773)
Other losses	(23,312,177)
Accumulated deficit	$(170,006,465)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of October 31, 2009, the Fund had capital loss carryforwards for federal income tax purposes of $184,982,773, of which $11,439,772 expires on October 31, 2016 and $173,543,001 expires on October 31, 2017. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (October 31, 2007 through October 31, 2009) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

12

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

Lending of portfolio securities – In order to generate additional income, the Fund may lend portfolio securities in an amount up to 25% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities, which are determined by the Fund’s advisor to be creditworthy under guidelines established by the Board. Securities loaned are secured by collateral whose fair value must always exceed the market value of the securities loaned plus accrued interest. The Fund receives compensation in the form of interest on the securities or cash received as collateral for lending securities. The Fund also continues to receive interest or dividends on the securities loaned. Unrealized gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the net asset value of the Fund. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand. The Fund may experience a loss if the borrower defaults on the loan. During the six months ended April 30, 2010, the Fund did not earn income from securities lending. As of April 30, 2010, the Fund had no securities on loan.

2.  Investment Transactions

During the six months ended April 30, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $130,358,339 and $182,233,449 respectively.

3.  Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each such non-interested Trustee $600 for attendance at each Board meeting, either in person or by telephone.

4.  Transactions with Affiliates and Other Service Providers to the Fund

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

13

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

In order to limit expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Trust pursuant to which the Advisor has agreed to reduce its fees and to reimburse other expenses until February 28, 2011, so that the total annual operating expenses of the Fund, including, but not limited to, investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the Expense Limitation Agreement (“Fund Operating Expenses”) are limited to 1.40% of the Fund’s average daily net assets. In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the operating expense limit excludes any “acquired fund fees and expenses” as that item is described in the Fund’s prospectus. Pursuant to the Expense Limitation Agreement, the Fund may reimburse the Advisor for any advisory fee reductions and other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above.

As a result of the Expense Limitation Agreement, the Advisor reduced its investment advisory fees by $306,131 for the six months ended April 30, 2010. As of April 30, 2010, the amount of fee reductions available for recoupment by the Advisor totaled $1,174,670. The Advisor may recoup these fee reductions no later than the dates as stated below:

November 30,2011	$142,417
October 31, 2012	726,122
April 30, 2013	306,131
$1,174,670

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

14

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund’s average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund’s average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries, subject to a minimum fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2010, the Fund paid $458,100 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter.

15

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

5.  Directed Brokerage Arrangements

The Advisor has executed certain portfolio trades through brokers who paid a portion of the Fund’s expenses. During the six months ended April 30, 2010, the Fund’s expenses were reduced by $46,917 under these arrangements.

6.  Bank Line of Credit

The Fund has an unsecured $50,000,000 bank line of credit through its custodian bank that is used for short-term liquidity in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the lender’s prime rate at the time of borrowing. During the six months ended April 30, 2010, the Fund incurred $7,544 of interest expense related to the borrowings. Average debt outstanding during the six months ended April 30, 2010 was $575,088. As of April 30, 2010, the Fund had $5,758,000 of outstanding borrowings.

7.  Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

9.  Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

17

The Chesapeake Core Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2009) and held until the end of the period (April 30, 2010).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

The Chesapeake Core Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,143.40	$ 7.33
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.95	$ 6.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

19

Gardner Lewis Investment Trust Customer Privacy Policy

We collect only information that is needed to serve you and administer our business.

In the process of serving you, we become stewards of your “nonpublic personal information” – information about you that is not available publicly. This information comes to us from the following sources:
  Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).
  Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).
  Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).
We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

We carefully limit and control the sharing of your information.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

We are committed to the privacy of your nonpublic personal information and will use strict security standards to safeguard it.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy policy explains how we handle nonpublic personal information; however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Gardner Lewis Investment Trust (the “Trust”) and Ultimus Fund Distributors, LLC, the Trust’s principal underwriter.

If you have any questions about the confidentiality of your customer information, call 1-800-430-3863 to talk to a shareholder services representative.

The Chesapeake Growth Fund Semi-Annual Report April 30, 2010 (Unaudited)
Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P.	Ultimus Fund Solutions, LLC
285 Wilmington-West Chester Pike	P.O. Box 46707
Chadds Ford, Pennsylvania 19317	Cincinnati, Ohio 45246-0707
www.chesapeakefunds.com	1-800-430-3863

The Chesapeake Growth Fund vs S&P 500® Total Return Index
Sector Diversification (% of Portfolio)
As of April 30, 2010 (Unaudited)
35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
The Chesapeake Growth Fund
S&P 500® Total Return Index

Top 10 Equity Holdings April 30, 2010 (Unaudited)

Security Description	% of Net Assets
Bank of America Corp.	4.3%
Humana, Inc.	3.6%
Apple, Inc.	3.4%
Express Scripts, Inc.	3.0%
DIRECTV - Class A	3.0%
CB Richard Ellis Group, Inc. - Class A	2.7%
Urban Outfitters, Inc.	2.6%
McDermott International, Inc.	2.6%
Equinix, Inc.	2.6%
NII Holdings, Inc.	2.5%

The Chesapeake Growth Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Common Stocks - 98.3%	Shares	Value
Consumer Discretionary - 25.7%
Auto Components - 3.7%
Autoliv, Inc. *	5,255	$287,711
Gentex Corp.	8,335	179,119
		466,830
Diversified Consumer Services - 1.2%
K12, Inc. *	6,635	157,050

Internet & Catalog Retail - 5.1%
Amazon.com, Inc. *	1,335	182,975
Expedia, Inc.	6,825	161,138
Liberty Media Corp. - Interactive - Series A *	19,955	306,709
		650,822
Media - 8.8%
DIRECTV - Class A *	10,500	380,415
DreamWorks Animation SKG, Inc. - Class A *	7,290	289,340
Liberty Media Corp. - Capital - Series A *	5,890	260,750
Liberty Media Corp. - Starz - Series A *	3,555	196,912
		1,127,417
Specialty Retail - 4.6%
J. Crew Group, Inc. *	5,475	254,423
Urban Outfitters, Inc. *	8,805	330,276
		584,699
Textiles, Apparel & Luxury Goods - 2.3%
True Religion Apparel, Inc. *	9,340	291,875

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	3,805	236,519
Pioneer Natural Resources Co.	4,060	260,368
Range Resources Corp.	3,570	170,503
		667,390
Financials - 8.5%
Diversified Financial Services - 5.8%
Bank of America Corp.	30,800	549,164
Citigroup, Inc. *	42,565	186,009
		735,173
Real Estate Management & Development - 2.7%
CB Richard Ellis Group, Inc. - Class A *	20,275	351,163

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.3% (Continued)	Shares	Value
Health Care - 19.1%
Biotechnology - 4.4%
Human Genome Sciences, Inc. *	5,875	$162,679
SIGA Technologies, Inc. *	39,010	267,998
Vermillion, Inc. *	7,010	126,110
		556,787
Health Care Equipment & Supplies - 2.3%
ResMed, Inc. *	4,320	295,618

Health Care Providers & Services - 8.3%
Express Scripts, Inc. *	3,815	381,996
Genoptix, Inc. *	5,595	216,471
Humana, Inc. *	10,195	466,115
		1,064,582
Pharmaceuticals - 4.1%
Hi-Tech Pharmacal Co., Inc. *	8,590	208,995
Teva Pharmaceutical Industries Ltd. - ADR	5,455	320,372
		529,367
Industrials - 4.0%
Industrial Conglomerates - 2.6%
McDermott International, Inc. *	11,940	327,275

Professional Services - 1.4%
Acacia Research Corp. *	12,450	185,256

Information Technology - 29.5%
Communications Equipment - 7.1%
Arris Group, Inc. *	13,835	170,032
Brocade Communications Systems, Inc. *	19,730	128,048
Plantronics, Inc.	6,095	202,354
QUALCOMM, Inc.	5,400	209,196
Research In Motion Ltd. *	2,800	199,332
		908,962
Computers & Peripherals - 5.3%
Apple, Inc. *	1,655	432,154
Xyratex Ltd. *	14,295	251,592
		683,746
Electronic Equipment, Instruments & Components - 1.5%
Corning, Inc.	9,690	186,532

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.3% (Continued)	Shares	Value
Information Technology - 29.5% (Continued)
Internet Software & Services - 2.6%
Equinix, Inc. *	3,245	$326,609

IT Services - 1.9%
MasterCard, Inc. - Class A	987	244,815

Semiconductors & Semiconductor Equipment - 7.6%
Anadigics, Inc. *	51,480	258,944
Lam Research Corp. *	5,165	209,441
Tessera Technologies, Inc. *	10,035	203,510
Veeco Instruments, Inc. *	6,740	296,493
		968,388
Software - 3.5%
BMC Software, Inc. *	4,690	184,599
MICROS Systems, Inc. *	7,020	260,863
		445,462
Materials - 3.8%
Chemicals - 2.0%
Lubrizol Corp.	2,916	263,431

Containers & Packaging - 1.8%
Crown Holdings, Inc. *	8,660	225,160

Telecommunication Services - 2.5%
Wireless Telecommunication Services - 2.5%
NII Holdings, Inc. *	7,575	321,332

Total Common Stocks (Cost $9,773,767)		$12,565,741

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 0.1%	Shares	Value
Evergreen Institutional Money Market Fund - Institutional Class, 0.02% (a) (Cost $11,276)	11,276	$11,276

Total Investments at Value - 98.4% (Cost $9,785,043)		$12,577,017

Other Assets in Excess of Liabilities - 1.6%		206,768

Total Net Assets - 100.0%		$12,783,785

ADR-	American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Assets and Liabilities
April 30, 2010 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$9,785,043
At value (Note 1)	$12,577,017
Dividends receivable	157
Receivable for investment securities sold	253,597
Other assets	12,690
TOTAL ASSETS	12,843,461

LIABILITIES
Payable for investment securities purchased	39,850
Payable for capital shares redeemed	45
Accrued compliance fees (Note 4)	690
Payable to administrator (Note 4)	5,988
Accrued Trustees' fees (Note 3)	3,333
Other accrued expenses	9,770
TOTAL LIABILITIES	59,676

NET ASSETS	$12,783,785

Net assets consist of:
Paid-in capital	$37,853,744
Accumulated net investment loss	(120,624)
Accumulated net realized losses from security transactions	(27,741,309)
Net unrealized appreciation on investments	2,791,974
NET ASSETS	$12,783,785

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares	$9,633,435
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	722,417
Net asset value, offering price and redemption price per share (Note 1)	$13.34

PRICING OF INVESTOR SHARES
Net assets applicable to Investor shares	$3,150,350
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	253,108
Net asset value, offering price and redemption price per share (Note 1)	$12.45

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)
INVESTMENT INCOME
Dividends (Net of foreign tax witholding of $182)	$19,757

EXPENSES
Investment advisory fees (Note 4)	62,458
Professional fees	18,393
Fund accounting fees (Note 4)	17,386
Transfer agent fees, Institutional shares (Note 4)	9,000
Transfer agent fees, Investor shares (Note 4)	3,000
Administration fees (Note 4)	9,000
Registration fees, Common	5,863
Registration fees, Institutional shares	983
Registration fees, Investor shares	1,966
Reports to shareholders	7,463
Trustees' fees (Note 3)	7,400
Postage and supplies	4,362
Compliance service fees (Note 4)	4,139
Custodian and bank service fees	2,752
Insurance expense	1,737
Distribution and service plan fees, Investor shares (Note 4)	1,474
Other expenses	6,868
TOTAL EXPENSES	164,244
Fees reductions by the Advisor (Note 4)	(21,935)
Fees paid indirectly through a directed brokerage arrangement (Note 5)	(1,928)
NET EXPENSES	140,381

NET INVESTMENT LOSS	(120,624)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	66,039
Net change in unrealized appreciation/depreciation on investments	2,113,524

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,179,563

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,058,939

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statements of Changes in Net Assets
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment loss	$(120,624)	$(182,506)
Net realized gains (losses) from security transactions	66,039	(2,002,600)
Net change in unrealized appreciation/depreciation on investments	2,113,524	4,345,531
Net increase in net assets from operations	2,058,939	2,160,425

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	72,337	126,954
Payments for shares redeemed	(895,477)	(487,036)
Net decrease in net assets from Institutional shares capital share transactions	(823,140)	(360,082)

INVESTOR SHARES
Payments for shares redeemed	(102,876)	(460,304)

TOTAL INCREASE IN NET ASSETS	1,132,923	1,340,039

NET ASSETS
Beginning of period	11,650,862	10,310,823
End of period	$12,783,785	$11,650,862

ACCUMULATED NET INVESTMENT LOSS	$(120,624)	$-

SUMMARY OF CAPITAL SHARE ACTIVITY
INSTITUTIONAL SHARES
Shares sold	5,918	13,433
Shares redeemed	(68,113)	(60,132)
Net decrease in shares outstanding	(62,195)	(46,699)
Shares outstanding, beginning of period	784,612	831,311
Shares outstanding, end of period	722,417	784,612

INVESTOR SHARES
Shares redeemed	(8,637)	(57,181)
Decrease in shares outstanding	(8,637)	(57,181)
Shares outstanding, beginning of period	261,745	318,926
Shares outstanding, end of period	253,108	261,745

See accompanying notes to financial statements.

The Chesapeake Growth Fund - Institutional Shares Financial Highlights
Per share data for a share outstanding throughout each period:

	Six Months Ended April 30, 2010		Years Ended October 31,
	(Unaudited)		2009		2008	2007		2006		2005

Net asset value at beginning of period	$11.32		$9.12		$17.07	$12.58		$11.84		$10.33

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.17)		(0.08)	(0.31)		(0.27)		(0.16)
Net realized and unrealized gains (losses) on investments	2.14		2.37		(7.87)	4.80		1.01		1.67
Total from investment operations	2.02		2.20		(7.95)	4.49		0.74		1.51

Net asset value at end of period	$13.34		$11.32		$9.12	$17.07		$12.58		$11.84

Total return (a)	17.84%	(c)	24.12%		(46.57% )	35.69%		6.25%		14.62%

Net assets at end of period (000's)	$9,633		$8,882		$7,585	$6,542		$9,297		$17,012%

Ratio of gross expenses to average net assets (b)	2.58%	(d)	2.83%		2.44%	2.97%		2.11%		1.97%

Ratio of net expenses to average net assets (Notes 4 and 5)	2.19%	(d)	2.25%		1.59%	2.91%		2.05%		1.94%

Ratio of net investment loss to average net assets	(1.88%	) (d)	(1.76%	)	(0.86% )	(2.02%	)	(1.46%	)	(1.22%	)

Portfolio turnover rate	47%	(c)	80%		113	73%		71%		78%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 4 and 5).

(c)	Not annualized

(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund - Investor Shares Financial Highlights
Per share data for a share outstanding throughout each period:

	Six Months Ended April 30, 2010		Years Ended October 31,
	(Unaudited)		2009		2008	2007		2006		2005

Net asset value at beginning of period	$10.58		$8.55		$16.06	$11.87		$11.14		$9.75

Income (loss) from investment operations:
Net investment loss		(0.12)	(0.19)		(0.16)	(0.35)		(0.24)		(0.19)
Net realized and unrealized gains (losses) on investments	1.99		2.22		(7.35)	4.54		0.97		1.58
Total from investment operations	1.87		2.03		(7.51)	4.19		0.73		1.39

Net asset value at end of period	$12.45		$10.58		$8.55	$16.06		$11.87		$11.14

Total return (a)	17.67%	(c)	23.74%		(46.76% )	35.30%		6.55%		14.26%

Net assets at end of period (000's)	$3,150		$2,769		$2,725	$5,280		$4,213		$4,999

Ratio of gross expenses to average net assets (b)	2.80%	(d)	3.05%		2.71%	3.21%		2.39%		2.22%

Ratio of net expenses to average net assets (Notes 4 and 5)	2.41%	(d)	2.49%		1.89%	3.15%		2.30%		2.19%

Ratio of net investment loss to average net assets	(2.10%	)(d)	(2.00%	)	(1.16% )	(2.26%	)	(1.71%	)	(1.46%	)

Portfolio turnover rate	47%	(c)	80%		113%	73%		71%		78%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 4 and 5).

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Notes to Financial Statements
April 30, 2010 (Unaudited)

1.	Organization and Significant Accounting Policies

The Chesapeake Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities of companies without regard to capitalization.

The Fund currently offers two classes of shares:  Institutional shares (sold without any sales loads or distribution fees) and Investor shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor shares).  Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all material respects except that (1) Investor shares bear distribution fees; (2) certain other class-specific expenses will be born solely by the class to which such expenses are attributable; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees (the “Board”).  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

·	Level 1 – quoted prices in active markets for identical securities
·	Level 2 – other significant observable inputs
·	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks	$12,565,741	$-	$-	$12,565,741
Money Market Funds	-	11,276	-	11,276

Total	$12,565,741	$11,276	$-	$12,577,017

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

Share valuation – The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business.  The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund’s assets attributable to that class, minus liabilities attributable to that class, by the number of shares outstanding of that class.  The offering price and redemption price per share of each class of shares is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned and includes amortization of discounts and premiums.

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are generally declared and paid at least annually.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.  There were no shareholder distributions paid during the periods ended April 30, 2010 and October 31, 2009.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses of the Fund which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2010:

Cost of portfolio investments	$10,106,756
Gross unrealized appreciation	$2,964,533
Gross unrealized depreciation	(494,272)
Net unrealized appreciation	$2,470,261
Accumulated ordinary loss	(120,624)
Capital loss carryforwards	(27,720,246)
Other gains	300,650
Accumulated deficit	$(25,069,959)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of October 31, 2009, the Fund had the following capital loss carryforwards for federal income tax purposes:

Amount	Expires October 31,

$25,518,104	2010
281,852	2016
1,920,290	2017
$27,720,246

These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is "more-likely-than-not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2007 though October 31, 2009) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2.	Investment Transactions

During the six months ended April 30, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $5,811,409 and $7,806,205, respectively.

3.	Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund.  In addition, the Fund pays each such non-interested Trustee $600 for attendance at each Board meeting, either in person or by telephone.

4.	Transactions with Affiliates and Service Providers

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund.  For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a Fee Reduction Agreement effective March 1, 2010, the Advisor has contractually agreed to reduce it advisory fee in whole until February 28, 2011.  Accordingly, during the six months ended April 30, 2010, the Advisor reduced its investment advisory fees in the amount of $21,935.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Prior to March 1, 2010, pursuant to a separate Fee Reduction Agreement, the Advisor contractually agreed to reduce its advisory fees and to assume other expenses of the Fund, provided the Fund’s net assets were less than $11 million, in order that the aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and (vi) dividend expense on short sales), for Institutional shares and Investor shares would not exceed 2.75% and 3.00% (“Fund Operating Expenses”), respectively, of average daily net assets.  In determining Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements were added to the aggregate expenses so as not to benefit the Advisor.  Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements were not taken into account in determining the Fund Operating Expenses so as to benefit the Advisor.  Finally, the operating expense limit excluded any “acquired fund fees and expenses” as that term is described in the Fund’s prospectus.

Pursuant to each Fee Reduction Agreement, the Advisor may recoup from the Fund any advisory fee reductions and expense reimbursements by the Advisor pursuant to such arrangements for a period of three years from such fee reduction or expense reimbursement, provided that the Fund is able to make such repayment without causing the total ordinary operating expenses of the Fund to exceed the limitations set forth above.  During the six months ended April 30, 2010, the Advisor did not recoup from the Fund any previous investment advisory fee reductions and expense reimbursements. As of April 30, 2010, the amount of fee reductions and expense reimbursements available for recoupment by the Advisor totaled $173,329.

As of April 30, 2010, the Advisor may recoup these fee reductions and expense reimbursements no later than the dates as stated below:

October 31, 2011	$97,418
November 30, 2011	2,784
October 31, 2012	51,192
April 30, 2013	21,935
$173,329

The Chief Compliance Officer of the Trust is an employee of the Advisor.  The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust.  The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund’s average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share for each class and maintains the financial books and records of the Fund.  For these services, the Fund pays Ultimus a base fee of $3,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund’s average daily net assets and 0.005% of such assets in excess of $500 million.  Effective March 1, 2010, Ultimus has agreed to discount its fees under the Fund Accounting Agreement by 20% for a period of one year.  In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions.  For these services, Ultimus receives a fee from each class of shares, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the minimum monthly fee for the first class of shares is $1,000 if such class has 25 accounts or less, $1,250 if such class has more than 25 accounts but less than 100 accounts and $1,500 per month if such class has 100 accounts or more.  The minimum monthly fee is increased by $500 for each additional class of shares.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan for Investor shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets allocable to Investor shares.  During the six months ended April 30, 2010, Investor shares incurred $1,474 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund.  UFD receives no compensation from the Fund for acting as principal underwriter.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

5.	Directed Brokerage Arrangements

The Advisor has executed certain portfolio trades through brokers who paid a portion of the Fund’s expenses.  During the six months ended April 30, 2010, the Fund’s expenses were reduced by $1,928 under these arrangements.

6.	Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

8.	Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (Rule 12b-1, if applicable to your class) fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2009) and held until the end of the period (April 30, 2010).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional Shares
	Beginning Account Value Nov. 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,178.40	$11.83
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.93	$10.94
* Expenses are equal to Institutional’s annualized expense ratio of 2.19% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investor Shares
	Beginning Account Value Nov. 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,176.70	$13.01
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.84	$12.03
* Expenses are equal to Investor’s annualized expense ratio of 2.41% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Chesapeake Growth Fund
Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available free of charge, upon request, by calling the Trust toll free at 1-800-430-3863.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

GARDNER LEWIS INVESTMENT TRUST
CUSTOMER PRIVACY POLICY

We collect only information that is needed to serve you and administer our business.

In the process of serving you, we become stewards of your "nonpublic personal information" – information about you that is not available publicly. This information comes to us from the following sources:

• Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

• Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

• Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

We carefully limit and control the sharing of your information.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

We are committed to the privacy of your nonpublic personal information and will use strict security standards to safeguard it.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy policy explains how we handle nonpublic personal information; however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Gardner Lewis Investment Trust (the “Trust”) and Ultimus Fund Distributors, LLC, the Trust’s principal underwriter.

If you have any questions about the confidentiality of your customer information, call 1-800-430-3863 to talk to a shareholder services representative.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Schedule filed with Item 1

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(a) under the Act.

(b)   Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)
Date:	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)
Date:	June 24, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)
Date:	June 24, 2010

* Print the name and title of each signing officer under his or her signature.